Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 895.3	$ 405.6
Trade and other receivables, net of allowance balance of $49.5 million and $35.3 million, as of December 31, 2018 and 2017, respectively	1,463.5	1,314.0
Income tax receivable	41.1	14.6
Prepaid expenses and other current assets	343.4	176.3
Total current assets	2,743.3	1,910.5
Property and equipment, net	313.8	304.3
Goodwill	1,778.5	1,765.3
Intangible assets, net	1,128.2	1,306.0
Equity method investments	8.7	7.9
Deferred tax assets	84.0	66.6
Other non-current assets	489.5	432.8
Total assets	6,546.0	5,793.4
Current liabilities:
Short-term borrowings and current portion of long-term debt	39.9	59.5
Accounts payable and accrued expenses	1,047.7	771.2
Accrued compensation	817.9	864.8
Income tax payable	43.2	35.7
Other current liabilities	90.0	234.4
Total current liabilities	2,038.7	1,965.6
Long-term debt	2,644.2	2,784.0
Deferred tax liabilities	136.4	157.5
Other non-current liabilities	366.6	386.9
Total liabilities	5,185.9	5,294.0
Commitments and contingencies (See Note 14)
Shareholders' Equity:
Ordinary shares, nominal value $0.10 per share, 216.6 shares issued and outstanding at December 31, 2018 and ordinary shares nominal value $10.00 per share, 145.1 shares issued and outstanding at December 31, 2017	21.7	1,451.3
Additional paid-in capital	2,791.2	283.8
Accumulated deficit	(1,298.4)	(1,148.5)
Accumulated other comprehensive loss	(154.4)	(87.2)
Total equity	1,360.1	499.4
Total liabilities and shareholders' equity	$ 6,546.0	$ 5,793.4